SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses:
Interest on short-term and long-term bank credit and bank charges and long-term debt	$ (273)	$ (52)	$ (159)
Foreign exchange loss, net	0	(985)	(1,004)
Total financial expenses	(273)	(1,037)	(1,163)
Financial income:
Interest on short-term and long-term bank deposits	48	26	146
Foreign exchange income, net	366	0	0
Total financial income	414	26	146
Financial income (expenses), net	$ 141	$ (1,011)	$ (1,017)